Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.0%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)(1)	9,288	$2,365,840
Northrop Grumman Corp.(1)	8,852	2,864,861
Raytheon Technologies Corp.(1)	7,449	575,584
Textron, Inc.(1)	11,648	653,220

		$6,459,505

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(1)	4,494	$428,862

		$428,862

Airlines — 0.4%
Southwest Airlines Co.(1)	27,333	$1,668,953

		$1,668,953

Auto Components — 0.3%
Lear Corp.(1)	7,250	$1,314,062

		$1,314,062

Automobiles — 1.2%
Tesla, Inc.(1)(2)	7,417	$4,954,037

		$4,954,037

Banks — 4.5%
Bank of America Corp.(1)	96,896	$3,748,906
Fifth Third Bancorp(1)	57,446	2,151,353
JPMorgan Chase & Co.(1)	53,475	8,140,499
KeyCorp(1)	54,740	1,093,705
M&T Bank Corp.(1)	4,618	700,135
PNC Financial Services Group, Inc. (The)(1)	12,436	2,181,399
Truist Financial Corp.	7,171	418,213

		$18,434,210

Beverages — 1.8%
Coca-Cola Co. (The)(1)	52,523	$2,768,487
PepsiCo, Inc.(1)	31,704	4,484,531

		$7,253,018

Biotechnology — 2.4%
AbbVie, Inc.(1)	19,355	$2,094,598
Amgen, Inc.(1)	15,371	3,824,459
Gilead Sciences, Inc.(1)	27,095	1,751,150
Incyte Corp.(1)(2)	18,462	1,500,407
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	397,546

		$9,568,160

Security	Shares	Value
Building Products — 0.1%
A.O. Smith Corp.	3,187	$215,473
Carrier Global Corp.(1)	1,693	71,479

		$286,952

Capital Markets — 1.9%
Charles Schwab Corp. (The)(1)	20,202	$1,316,766
Invesco, Ltd.	22,923	578,118
S&P Global, Inc.(1)	10,209	3,602,450
State Street Corp.(1)	27,413	2,302,966

		$7,800,300

Chemicals — 2.0%
AdvanSix, Inc.(1)(2)	1,530	$41,034
Corteva, Inc.(1)	26,850	1,251,747
Dow, Inc.(1)	19,882	1,271,255
Eastman Chemical Co.(1)	5,817	640,568
Ingevity Corp.(2)	2,787	210,502
LyondellBasell Industries NV, Class A(1)	13,836	1,439,636
Sherwin-Williams Co. (The)(1)	4,579	3,379,348

		$8,234,090

Commercial Services & Supplies — 0.1%
Waste Management, Inc.(1)	4,649	$599,814

		$599,814

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	94,421	$4,882,510

		$4,882,510

Construction & Engineering — 0.1%
Quanta Services, Inc.	4,232	$372,331

		$372,331

Construction Materials — 0.2%
Vulcan Materials Co.(1)	5,482	$925,087

		$925,087

Consumer Finance — 1.5%
American Express Co.(1)	23,289	$3,293,996
Discover Financial Services(1)	30,805	2,926,167

		$6,220,163

Containers & Packaging — 0.7%
Avery Dennison Corp.(1)	15,307	$2,811,131

		$2,811,131

Security	Shares	Value
Distributors — 0.6%
Genuine Parts Co.(1)	19,484	$2,252,156

		$2,252,156

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$5,815,775

		$5,815,775

Diversified Telecommunication Services — 0.9%
AT&T, Inc.(1)	16,900	$511,563
Lumen Technologies, Inc.	49,482	660,585
Verizon Communications, Inc.(1)	43,502	2,529,641

		$3,701,789

Electric Utilities — 0.8%
Duke Energy Corp.(1)	3,842	$370,868
Edison International(1)	21,115	1,237,339
NRG Energy, Inc.(1)	12,076	455,627
Pinnacle West Capital Corp.(1)	7,168	583,117
Xcel Energy, Inc.(1)	12,009	798,719

		$3,445,670

Electrical Equipment — 0.7%
Emerson Electric Co.(1)	29,903	$2,697,849

		$2,697,849

Entertainment — 2.7%
Netflix, Inc.(1)(2)	5,761	$3,005,283
Take-Two Interactive Software, Inc.(1)(2)	5,268	930,856
Walt Disney Co. (The)(1)(2)	38,989	7,194,250

		$11,130,389

Equity Real Estate Investment Trusts (REITs) — 1.8%
Apartment Income REIT Corp.(1)	11,985	$512,479
AvalonBay Communities, Inc.(1)	10,239	1,889,198
Iron Mountain, Inc.	2,686	99,409
ProLogis, Inc.(1)	22,296	2,363,376
SBA Communications Corp.(1)	1,041	288,930
Simon Property Group, Inc.(1)	17,320	1,970,496
Ventas, Inc.	6,472	345,216

		$7,469,104

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.(1)	734	$258,721
Sysco Corp.	6,095	479,920
Walmart, Inc.(1)	11,500	1,562,045

		$2,300,686

Security	Shares	Value
Food Products — 1.4%
General Mills, Inc.(1)	7,776	$476,824
Kraft Heinz Co. (The)	4,105	164,200
Mondelez International, Inc., Class A(1)	46,954	2,748,218
Tyson Foods, Inc., Class A(1)	28,696	2,132,113

		$5,521,355

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories(1)	46,550	$5,578,552
Baxter International, Inc.(1)	31,090	2,622,130
Medtronic PLC(1)	4,753	561,472
Stryker Corp.(1)	14,381	3,502,924
Zimmer Biomet Holdings, Inc.(1)	3,848	615,988

		$12,881,066

Health Care Providers & Services — 2.5%
CVS Health Corp.(1)	39,004	$2,934,271
UnitedHealth Group, Inc.(1)	19,736	7,343,173

		$10,277,444

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.(1)(2)	1,622	$3,779,000
Chipotle Mexican Grill, Inc.(1)(2)	374	531,387
Marriott International, Inc., Class A(1)	6,415	950,126
Marriott Vacations Worldwide Corp.	2,064	359,507
McDonald’s Corp.(1)	18,378	4,119,245
Travel + Leisure Co.(1)	9,305	569,094

		$10,308,359

Household Durables — 0.6%
Leggett & Platt, Inc.	6,596	$301,107
Lennar Corp., Class A(1)	18,642	1,887,130
Newell Brands, Inc.	12,537	335,741

		$2,523,978

Household Products — 1.6%
Clorox Co. (The)(1)	6,843	$1,319,878
Kimberly-Clark Corp.(1)	18,131	2,521,115
Procter & Gamble Co. (The)(1)	21,151	2,864,480

		$6,705,473

Industrial Conglomerates — 2.0%
3M Co.(1)	18,372	$3,539,917
Honeywell International, Inc.(1)	21,402	4,645,732

		$8,185,649

Insurance — 2.9%
Allstate Corp. (The)(1)	23,168	$2,662,003
Chubb, Ltd.	2,741	432,996
Cincinnati Financial Corp.(1)	18,908	1,949,226

Security	Shares	Value
Lincoln National Corp.(1)	29,706	$1,849,793
Marsh & McLennan Cos., Inc.(1)	28,637	3,487,987
Principal Financial Group, Inc.(1)	5,042	302,318
Prudential Financial, Inc.(1)	6,075	553,432
Travelers Cos., Inc. (The)(1)	3,902	586,861

		$11,824,616

Interactive Media & Services — 6.9%
Alphabet, Inc., Class A(1)(2)	4,478	$9,235,965
Alphabet, Inc., Class C(1)(2)	4,281	8,855,805
Facebook, Inc., Class A(1)(2)	33,400	9,837,302

		$27,929,072

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(1)(2)	5,364	$16,596,645

		$16,596,645

IT Services — 4.2%
Fidelity National Information Services, Inc.(1)	25,140	$3,534,936
Mastercard, Inc., Class A(1)	17,067	6,076,705
PayPal Holdings, Inc.(1)(2)	6,281	1,525,278
VeriSign, Inc.(1)(2)	11,895	2,364,250
Visa, Inc., Class A(1)	16,455	3,484,017

		$16,985,186

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	10,371	$4,733,117

		$4,733,117

Machinery — 1.1%
Caterpillar, Inc.(1)	4,741	$1,099,296
Snap-on, Inc.(1)	6,380	1,472,121
Stanley Black & Decker, Inc.(1)	8,690	1,735,132

		$4,306,549

Media — 1.4%
Comcast Corp., Class A(1)	105,280	$5,696,701

		$5,696,701

Metals & Mining — 0.3%
Newmont Corp.(1)	17,228	$1,038,332

		$1,038,332

Multi-Utilities — 2.0%
Centerpoint Energy, Inc.	15,255	$345,526
CMS Energy Corp.(1)	42,771	2,618,440
DTE Energy Co.(1)	10,342	1,376,934
NiSource, Inc.(1)	49,999	1,205,476
Public Service Enterprise Group, Inc.(1)	34,219	2,060,326
Sempra Energy	2,692	356,905

		$7,963,607

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.9%
Cabot Oil & Gas Corp.(1)	4,347	$81,637
Chevron Corp.(1)	22,089	2,314,706
Diamondback Energy, Inc.(1)	44,760	3,289,412
EOG Resources, Inc.(1)	14,121	1,024,196
Exxon Mobil Corp.(1)	18,600	1,038,438
Marathon Petroleum Corp.(1)	31,956	1,709,327
Phillips 66(1)	24,334	1,984,194
Valero Energy Corp.(1)	1,819	130,240
Williams Cos., Inc. (The)(1)	2,785	65,977

		$11,638,127

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$967,367

		$967,367

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.(1)	41,044	$2,591,108
Johnson & Johnson(1)	41,676	6,849,450
Merck & Co., Inc.(1)	52,591	4,054,240
Pfizer, Inc.(1)	65,917	2,388,173

		$15,882,971

Professional Services — 0.3%
ManpowerGroup, Inc.(1)	1,193	$117,988
Robert Half International, Inc.(1)	13,637	1,064,640

		$1,182,628

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$645,379

		$645,379

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.(1)	3,521	$591,775
Kansas City Southern(1)	10,397	2,743,976
Norfolk Southern Corp.(1)	13,967	3,750,419

		$7,086,170

Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)(2)	33,969	$2,666,567
Analog Devices, Inc.(1)	16,160	2,506,093
Applied Materials, Inc.(1)	15,313	2,045,817
Broadcom, Inc.(1)	8,718	4,042,188
Intel Corp.(1)	28,217	1,805,888
NVIDIA Corp.(1)	12,710	6,786,250
QUALCOMM, Inc.(1)	10,487	1,390,471
Teradyne, Inc.(1)	20,718	2,520,966

		$23,764,240

Security	Shares	Value
Software — 8.2%
Adobe, Inc.(1)(2)	2,517	$1,196,506
Intuit, Inc.	460	176,208
Microsoft Corp.(1)	105,869	24,960,734
Oracle Corp.(1)	55,339	3,883,138
salesforce.com, inc.(1)(2)	12,365	2,619,772
ServiceNow, Inc.(2)	714	357,078
Tyler Technologies, Inc.(2)	475	201,652

		$33,395,088

Specialty Retail — 1.9%
Advance Auto Parts, Inc.(1)	3,365	$617,444
Gap, Inc. (The)(1)(2)	4,919	146,488
Home Depot, Inc. (The)(1)	22,936	7,001,214

		$7,765,146

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.(1)	218,979	$26,748,285

		$26,748,285

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	30,243	$4,018,992

		$4,018,992

Tobacco — 0.6%
Philip Morris International, Inc.(1)	27,713	$2,459,252

		$2,459,252

Trading Companies & Distributors — 0.2%
Fastenal Co.(1)	20,160	$1,013,645

		$1,013,645

Total Common Stocks — 101.0% (identified cost $95,763,976)		$411,071,042

Total Written Call Options — (1.1)% (premiums received $3,948,867)		$(4,477,265)

Other Assets, Less Liabilities — 0.1%		$574,998

Net Assets — 100.0%		$407,168,775

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (1.1)%

Exchange-Traded Options — (1.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	82	$32,577,698	$3,900	4/1/21	$(660,100)
S&P 500 Index	82	32,577,698	3,925	4/5/21	(485,440)
S&P 500 Index	81	32,180,409	3,950	4/7/21	(362,880)
S&P 500 Index	81	32,180,409	4,000	4/9/21	(163,620)
S&P 500 Index	81	32,180,409	4,000	4/12/21	(194,400)
S&P 500 Index	81	32,180,409	4,020	4/14/21	(163,215)
S&P 500 Index	81	32,180,409	4,010	4/16/21	(236,520)
S&P 500 Index	82	32,577,698	3,980	4/19/21	(389,090)
S&P 500 Index	81	32,180,409	3,970	4/21/21	(468,180)
S&P 500 Index	82	32,577,698	3,960	4/23/21	(555,140)
S&P 500 Index	82	32,577,698	4,000	4/26/21	(383,350)
S&P 500 Index	82	32,577,698	4,000	4/28/21	(415,330)

Total					$(4,477,265)

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$411,071,042 *	$—	$—	$411,071,042
Total Investments	$411,071,042	$—	$—	$411,071,042

Liability Description
Written Call Options	$(4,477,265)	$—	$—	$(4,477,265)
Total	$(4,477,265)	$—	$—	$(4,477,265)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.